Fixed Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of fixed assets

	June 30, 2024	December 31, 2023
Office equipment	$19,264	$3,335
Medical equipment	122,095	1,000
Furniture	5,045	—
Leased equipment	736,624	—
Leasehold improvements	6,604	—
	889,632	4,335
Less accumulated depreciation	(6,309)	(678)
Fixed Assets, net	$883,323	$3,657

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Summary of fixed assets

The components of fixed assets are summarized below:

	December 31,	December 31,
	2023	2022
Office equipment	$28,506	$28,506
Medical equipment	89,246	13,976
Furniture	6,153	—
Leasehold improvements	7,311	—
	131,216	42,482
Less accumulated. Depreciation	(17,172)	(3,776)
Fixed Assets, net	$114,044	$38,706